Stockholders’ Equity/(Deficit) - Part 6 (Details)					1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended			13 Months Ended
	Apr. 01, 2025 shares	Mar. 24, 2025 $ / shares shares	Jan. 23, 2025	Nov. 25, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 31, 2024 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2020	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2019	Jun. 30, 2025 USD ($) $ / shares shares	May 24, 2025 $ / shares	May 01, 2025 $ / shares shares	Nov. 21, 2024 $ / shares shares	Oct. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 31, 2024 $ / shares	Jul. 27, 2024 shares	Apr. 30, 2024 USD ($)	Dec. 31, 2022 shares
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Share-based Compensation (in Dollars) | $									$ 3,127,807				$ 18,595
Vesting period									4 years
Trading days	10
Warrants issued					796,176		2,304,327		2,304,327			796,176			2,304,327		116,263
Deferred salary (in Dollars) | $					$ 1							$ 1
Deferred payroll expense (in Dollars) | $									$ 79,275			848,908
Payment of deferred payroll expense (in Dollars) | $					457,730							457,730
Deferred payroll expense included in accrued liabilities (in Dollars) | $					391,179		$ 470,454		470,454			391,179			$ 470,454
Deferred compensation equity (in Dollars) | $					$ 1,894,615		$ 1,894,615		$ 1,894,615			$ 1,894,615			$ 1,894,615
$8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 8	$ 8		$ 8		$ 8			$ 8			$ 8
Trading days				10
Warrants issued				762,488	725,608		625,446		625,446			725,608			625,446
Exercise price of the warrant percentage				200.00%
Share conversion threshold period				24 months
Threshold VWAP (in Dollars per share) | $ / shares				$ 8
$12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 12	$ 12		$ 12		$ 12			$ 12			$ 12
Trading days				10
Warrants issued				1,524,976	1,451,216		1,250,892		1,250,892			1,451,216			1,250,892
Exercise price of the warrant percentage				300.00%
Share conversion threshold period				42 months
$20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 20	$ 20		$ 20		$ 20			$ 20			$ 20
Trading days				10
Warrants issued				1,906,220	1,814,020		1,563,615		1,563,615			1,814,020			1,563,615
Exercise price of the warrant percentage				500.00%
Share conversion threshold period				60 months
Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Trading days				10
Warrants issued				762,488	288,640							288,640
Warrants outstanding (in Dollars) | $																			$ 8,828
Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.01
Stock price (in Dollars per share) | $ / shares					$ 5		$ 5		$ 5			$ 5			$ 5
Common warrants to purchase shares of common stock	884,159			382,205								382,205
Share lock-up period	6 months
Number of warrants issued
Warrant outstanding					382,205		270,061		270,061			382,205			270,061
Whiskey Note Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued							152.9		152.9						152.9
Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 6
Warrants issued					796,176							796,176	116,928
Number of warrants issued							1,617,351	183,000	1,803,720	91,500
Warrants, weighted-average remaining contractual term					1 year 10 months 6 days							1 year 10 months 6 days
Equity Classified Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued					413,971							413,971
$ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6							$ 6								6
Warrants issued					83,333							83,333
Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 5	$ 5							$ 5	$ 4							5
Warrants issued					197,013							197,013
Two Thousand Twenty Four Series Point Convertible Whiskey Special Ops Two Thousand Twenty Four Notes Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued				197,013	0							0
Warrants outstanding (in Dollars) | $																							$ 26,706
Warrants Reclassifed On IPO [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4
Warrant outstanding				246,267
Variable Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued													35,720
From the November 25, 2024 Closing of the Company’s Initial Public Offering [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 1		$ 1						$ 1
Warrants issued							3,875,000		3,875,000						3,875,000
Common Stock [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Share conversion threshold period				42 months
Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued																	75,702
Weighted average remaining contractual term									3 years 10 months 28 days
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued				128,358	60,563		0		0			60,563			0
Weighted average remaining contractual term									1 year 3 months 29 days
Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued				256,716	1,814,020		0		0			1,814,020			0
Weighted average remaining contractual term									2 years 9 months 29 days
Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued				320,895	115,456		0		0			115,456			0
Weighted average remaining contractual term									4 years 7 months 2 days
Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued				128,358	230,912							230,912
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 5							$ 5
Related Party [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 6	$ 6
Warrant outstanding																				321,026
Related Party [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4									$ 5
Warrants issued				60,563									60,563
Warrant outstanding				75,705
Related Party [Member] | Warrants Reclassifed On IPO [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrant outstanding													75,705
Related Party [Member] | Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																					$ 5
Related Party [Member] | Common Stock [Member] | Warrants Exercised For $5 [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 5
RSU [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Share-based Compensation (in Dollars) | $							$ 3,127,807		$ 3,127,807
Forfeited/Canceled/Expired						105,360
Granted shares						2,500									11,064
Granted per share (in Dollars per share) | $ / shares						$ 157.89									$ 157.89
Deferred compensation equity (in Dollars) | $							$ 473,652		$ 473,652						$ 473,652
RSU [Member] | From the November 25, 2024 Closing of the Company’s Initial Public Offering [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Vesting period									180 days
RSU [Member] | Employees, Directors and Consultants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Granted shares						234,525
Granted per share (in Dollars per share) | $ / shares						$ 4
RSU [Member] | 2019 Plan [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Forfeited/Canceled/Expired									0			520
Maximum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued				1,906,220
Maximum [Member] | From the November 25, 2024 Closing of the Company’s Initial Public Offering [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Vesting period						180 days
Maximum [Member] | Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued					288,640							288,640
Maximum [Member] | Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Weighted average remaining contractual term												4 years 10 months 24 days
Maximum [Member] | RSU [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Granted shares						11,064
Vesting period											4 years			4 years
Minimum [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued				320,895
Minimum [Member] | Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued					115,456							115,456
Minimum [Member] | Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Weighted average remaining contractual term												1 year 10 months 20 days
Minimum [Member] | RSU [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Granted shares						2,500
Vesting period											1 year			1 year
Median [Member] | Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued					230,912							230,912
Median [Member] | Related Party [Member] | Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Weighted average remaining contractual term												3 years 4 months 20 days
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 8													$ 4
Warrants issued																				93,789
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 6
Warrants outstanding (in Dollars) | $																				$ 937,959
Warrant outstanding																				510,315
Series A Preferred Stock [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 6
Warrants issued																				937,959
Warrants outstanding (in Dollars) | $																				$ 937,959
Warrant outstanding																				510,315
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 6
Warrants outstanding (in Dollars) | $																				$ 590,045
Warrant outstanding																				321,026
Series A Preferred Stock [Member] | Related Party [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued																				590,045
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 0.01		$ 0.01						$ 0.01
Share conversion threshold period			36 months
Number of warrants issued							733,192	0	852,399	0
Series B Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Number of warrants issued							49,019	0	102,437	0
IPO [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 4	$ 4							$ 4								$ 5
IPO [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																			$ 4
IPO [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrant outstanding				246,267
IPO [Member] | $ 6.00 Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				6
IPO [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4
Warrants issued				97,034																		84,377
IPO [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 8
IPO [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Warrants issued					60,563							60,563
IPO [Member] | Series A Preferred Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares					$ 5							$ 5								5
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 6
Warrant outstanding																				510,315
Over-Allotment Option [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Underwriter fee as percentage of offering proceeds				5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 6 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 4		$ 4												$ 4		$ 4
Warrants issued		97,034		84,377														84,377
Underwriter fee as percentage of offering proceeds		15.00%		15.00%